Capitalized Software Development Costs, net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Amortization			$ (449,959)	$ (283,199)	$ (416,609)	$ (439,334)
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Amortization	$ 176,704	$ 94,418	$ 449,959	$ 283,199